Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable

The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2015 and 2014, and the percentage of customers in each of the three states.

	December 31, 2015	December 31, 2014
Gas utility customer accounts receivable balance (in thousands)	$151,775	$136,148

Schedule of Percent of Customers by State

December 31, 2015
Percent of customers by state
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles

 Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2012	$2,504
Additions charged to expense	3,583
Accounts written off, less recoveries	(4,362)

Balance, December 31, 2013	1,725
Additions charged to expense	4,146
Accounts written off, less recoveries	(3,616)

Balance, December 31, 2014	2,255
Additions charged to expense	4,113
Accounts written off, less recoveries	(4,098)

Balance, December 31, 2015	$2,270